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     SUPPLEMENT NO. 1 dated May 8, 2001
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TO   PROSPECTUS dated February 1, 2001

FOR  STATE STREET RESEARCH AURORA FUND
     A SERIES OF STATE STREET RESEARCH CAPITAL TRUST

     INVESTMENT MANAGEMENT
     Under the above caption on page 8 of the Prospectus, the third paragraph is revised in its entirety to read as follows:

     "John F. Burbank has been responsible for the fund's day-to-day portfolio management since April 2001. A senior vice president, he joined the firm in 1987 and has worked as an investment professional since 1968."




                                                                    AR-3805-0501
[STATE STREET RESEARCH LOGO]                     Control Number: (exp0202)SSR-LD